Label	Element	Value
Innovator Emerging Markets Power Buffer ETF - July | iShares MSCI Emerging Markets ETF, Expiration: 06/30/2025; Exercise Price: $0.43 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.50%
Innovator Emerging Markets Power Buffer ETF - July | iShares MSCI Emerging Markets ETF, Expiration: 06/30/2025; Exercise Price: $42.59 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.10%
Innovator Emerging Markets Power Buffer ETF - July | iShares MSCI Emerging Markets ETF, Expiration: 06/30/2025; Exercise Price: $36.20 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.40%)
Innovator Emerging Markets Power Buffer ETF - July | iShares MSCI Emerging Markets ETF, Expiration: 06/30/2025; Exercise Price: $49.15 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.30%)